Note E - Leases - Lease Cost and Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating lease right-of-use assets	$ 1,053
Total operating leases	1,053
Operating lease cost	282
Short-term lease expense	$ 52
Weighted-average remaining lease term for operating leases (in years) (Year)	10 years 219 days
Weighted-average discount rate for operating leases	2.76%